INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

10.INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.8% in 2017 (26.9% in 2016 and 2015) and income taxes in the consolidated statements of income:

	2017	2016	2015

Income taxes at domestic statutory tax rate	$228.9	$125.3	$83.7
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(48.5)	1.0	12.9
Change in benefit arising from the recognition of current and prior year tax losses (note 7)	(47.0)	(0.5)	2.8
Non-deductible impairment of goodwill	0.4	10.8	22.9
Change in deferred tax balances due to a change in substantively enacted tax rates	—	(6.4)	—
Effect of tax consolidation transactions with the parent corporation	—	(0.3)	(0.6)
Other [1]	(0.5)	(3.6)	(17.6)

Income taxes	$133.3	$126.3	$104.1

[1]	Includes in 2015 a decrease of $16.1 million in income tax liability resulting from developments in tax audit matters, jurisprudence and tax legislation.

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated balance sheets		Consolidated income statements
	2017	2016	2017	2016	2015

Loss carryforwards	$0.4	$4.0	$3.6	$2.9	$11.4
Accounts payable, accrued charges, provisions and deferred revenue	14.5	15.9	1.4	(4.0)	(6.9)
Defined benefit plans	35.5	32.7	(1.9)	(2.2)	1.5
Property, plant and equipment	(488.1)	(402.3)	85.8	12.7	(26.4)
Goodwill, intangible assets and other assets	(174.7)	(132.6)	42.1	22.7	29.4
Long-term debt and derivative financial instruments	(14.0)	(49.4)	(7.4)	0.3	14.3
Benefits from a general partnership	—	(0.6)	(0.6)	(67.0)	11.1
Other	8.7	8.0	1.5	2.9	4.0

	$(617.7)	$(524.3)	$124.5	$(31.7)	$38.4

Changes in the net deferred income tax liability are as follows:

	Note	2017	2016

Balance at beginning of year		$(524.3)	$(560.6)
Recognized in income as continuing operations		(124.5)	31.7
Recognized in income as discontinued operations	30	2.9	—
Recognized in other comprehensive income		28.9	7.0
Business acquisitions and disposals	11, 30	—	(7.5)
Acquisition of tax deductions	28	—	5.6
Other		(0.7)	(0.5)

Balance at end of year		$(617.7)	$(524.3)

Deferred income tax asset		$33.2	$16.0
Deferred income tax liability		(650.9)	(540.3)

		$(617.7)	$(524.3)

As of December 31, 2017, the Corporation had loss carryforwards for income tax purposes of $6.4 million available to reduce future taxable income, that will expire between 2035 and 2037. These losses have been recognized. The Corporation also had capital losses of $579.9 million that can be carried forward indefinitely and applied only against future capital gains, none of which were recognized.

There are no income tax consequences attached to the payment of dividends or distributions in 2017, 2016 or 2015 by the Corporation to its shareholders.